Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Commitments And Contingencies
June 30, 2026	$ 702,330
June 30, 2027	541,622
June 30, 2028	266,032
June 30, 2029	93,711
Thereafter	8,564
Total minimum lease revenue, net of address commissions	$ 1,612,259